Investments (Tables)	12 Months Ended
Dec. 31, 2013
Investments [Abstract]
Summary of Investments Included in Other Assets
A summary of these equity method investments, which are included in other assets, is as follows:

		Equity investments as of December 31,		Share of income (loss) for the years ended December 31,
Company (in thousands)	Ownership Percentage	2013	2012	2013	2012	2011
PreAnalytiX GmbH	50.00%	$20,839	$18,182	$2,044	$1,972	$390
QBM Cell Science	19.50%	$400	$406	$(6)	$11	$(10)
QIAGEN Finance	100.00%	$267	$374	$93	$122	$103
QIAGEN Euro Finance	100.00%	$958	$931	$227	$309	$266
Pyrobett	19.00%	$3,250	$3,515	$(265)	$(234)	$(178)
QIAGEN (Suzhou) Institute of Translation Research Co., Ltd.	30.00%	$531	$—	$(112)	$—	$—
Dx Assays Pte Ltd	33.30%	$—	$—	$—	$—	$—
Scandinavian Gene Synthesis AB	40.00%	$—	$—	$—	$(23)	$23
Peak-Service	40.00%	$—	$20	$—	$—	$—